Significant accounting policies - Goodwill (Details) - cashGeneratingUnit	Mar. 28, 2021	Mar. 29, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Number of cash generating units that contribute to goodwill	7	7